SHARE BASED PAYMENT LIABILITIES - Change in Number of Units Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	511,768	502,037
Granted (in shares)	104,861	117,143
Cancelled (in shares)	(18,578)	(23,114)
Redeemed (in shares)	(225,411)	(84,298)
Ending balance (in shares)	372,640	511,768
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	540,828	524,094
Granted (in shares)	106,985	129,146
Cancelled (in shares)	(18,578)	(23,114)
Redeemed (in shares)	(242,468)	(89,298)
Ending balance (in shares)	386,767	540,828
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	155,377,000	170,528,000
Granted (in shares)	19,760,000	21,875,000
Redeemed (in shares)	(54,251,000)	(37,026,000)
Ending balance (in shares)	120,886,000	155,377,000
Phantom share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance (in shares)	0	35,625,000
Granted (in shares)	0	0
Redeemed (in shares)	0	(35,625,000)
Ending balance (in shares)	0	0